Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue Text Block [Abstract]
Schedule of revenue
	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Sale of goods	2,327,058	3,578,603	2,066,478	1,580,881